Right of use assets and Lease liabilities (Details Textual) $ in Thousands, $ in Thousands, in Thousands	12 Months Ended
	Dec. 31, 2004 CLF ( )	Jan. 01, 2019 CLF ( )	Jan. 01, 2019 USD ($)	May 14, 2018 CLP ($)	Feb. 28, 2018 CLF ( )	Dec. 31, 2017 CLF ( )	Jun. 26, 2017 CLP ($)	Jun. 28, 2007
Disclosure Of Right Of Use Assets And Lease Liabilities [Line Items]
Notional amount | $				$ 6,860,000			$ 68,877,500
Lease commitments for short-term leases		3,747	$ 5,000
Compania de Seguros de Vida Consorcio Nacional de Seguros S.A [Member]
Disclosure Of Right Of Use Assets And Lease Liabilities [Line Items]
Other liabilities						10,403,632
Compania Cervecerias Unidas S.A. [Member] | Compania de Seguros de Vida Consorcio Nacional de Seguros S.A [Member]
Disclosure Of Right Of Use Assets And Lease Liabilities [Line Items]
Borrowings, interest rate					3.95%
Notional amount					608,375
Gain loss on building portion not leased	3,108,950
Deferred liability on building portion not leased	2,276,677
Compania Cervecerias Unidas S.A. [Member] | Compania de Seguros de Vida Consorcio Nacional de Seguros S.A [Member] | Lease liabilities [member]
Disclosure Of Right Of Use Assets And Lease Liabilities [Line Items]
Borrowings, interest rate								7.07%